Shareholder Report, Holdings (Details) - Class I	Jul. 31, 2024
Altria Group, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	5.00%
Verisk Analytics, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.70%
Marathon Petroleum Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%
Steel Dynamics, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	4.30%
Lockheed Martin Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%
Synchrony Financial [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
GoDaddy, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.70%
Expeditors International of Washington, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
Booking Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Total Investments	3.30%
Valero Energy Corp. [Member]
Holdings [Line Items]
Percent of Total Investments	3.20%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.80%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Information Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
Communication Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.90%)